Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Personnel Expenses [Abstract]
Schedule of Personnel Expenses
	December 31, 2025	December 31, 2024	December 31, 2023

Salaries	(491,547)	(472,809)	(375,039)
Benefits (1)	(556,853)	(359,448)	(295,693)
Social security charges (2)	(372,910)	(256,150)	(214,788)
Others	(1,417)	(2,426)	6,158
Total	(1,422,727)	(1,090,833)	(879,362)

(1)	The balance mainly refers to compensation expenses related to LTIP provisions made in the year ended December 31, 2025 which amounted to R$ 205,640.

(2)	The balance mainly includes payroll taxes related to LTIP payments made in the year ended December 31, 2025 which amounted to R$ 73,814 (R$ 0 for the year ended December 31, 2024 and 2023).